MONEY MARKET OBLIGATIONS TRUST

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 October 2, 2003


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: MONEY MARKET OBLIGATIONS TRUST (the "Trust")
            Automated Cash Management Trust
            Automated Government Money Trust
            Federated Master Trust
            Federated Short-Term U.S. Government Trust
            Government Obligations Fund
            Government Obligations Tax-Managed Fund
            Liberty U.S. Government Money Market Trust
            Liquid Cash Trust
            Money Market Management
            Money Market Trust
            Municipal Obligations Trust
            Prime Cash Obligations Fund
            Prime Obligations Fund
            Prime Value Obligations Fund
            Tax-Free Obligations Fund
            Treasury Obligations Fund
            Trust for Government Cash Reserves
            Trust for Short-Term U.S. Government Securities
            Trust for U.S. Treasury Obligations

           1933 Act File No. 33-31602
           1940 Act File No. 811-5950

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated September 30, 2003, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 64 on September 30, 2003.

     If you have any questions regarding this certification, please contact me at (412) 288-3310.

                                                Very truly yours,



                                                /s/ Nelson W. Winter
                                                Nelson W. Winter
                                                Assistant Secretary